FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	6 Months Ended
Jun. 30, 2024
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Abstract]
Breakdown of Financial Assets at Fair Value Through Profit or Loss
The breakdown of financial assets at fair value through profit or loss is as follows:

In thousands of USD	At June 30, 2024	At December 31, 2023
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	1,000	1,000
- Investment C	9,969	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	21,421	19,875
- Investment E	1,500	1,500
- Investment F	725	400
- Investment I	1,624	-
- Investment J	500	-
Investments in unlisted debt instruments
- Investment G	1,000	1,000
- Investment H	3,000	3,000
Total	41,739	37,775

(1)	See Note 25.